LEASE OBLIGATIONS - Narrative (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
LEASE OBLIGATIONS
Secured lease obligations	$ 169.0	$ 103.5
Interest expense in connection with lease obligations	$ 36.3	$ 24.8